DEPOSITS - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Deposits [line items]
Total	$ 13,703,215,305	$ 11,505,796,543
In Argentine pesos
Disclosure Of Deposits [line items]
Total	7,434,440,578	7,885,200,814
In Argentine pesos | Checking Accounts
Disclosure Of Deposits [line items]
Total	1,094,790,709	1,335,072,669
In Argentine pesos | Savings Accounts
Disclosure Of Deposits [line items]
Total	3,123,314,548	3,591,992,995
In Argentine pesos | Time Deposits
Disclosure Of Deposits [line items]
Total	2,865,131,156	1,966,302,648
In Argentine pesos | Time Deposits - Units of Purchasing Value
Disclosure Of Deposits [line items]
Total	93,390,402	82,417,017
In Argentine pesos | Others
Disclosure Of Deposits [line items]
Total	67,796,004	614,937,968
In Argentine pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Total	190,017,759	294,477,517
In Foreign Currency
Disclosure Of Deposits [line items]
Total	6,268,774,727	3,620,595,729
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Total	5,805,625,041	3,210,761,437
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Total	451,593,449	372,960,344
In Foreign Currency | Others
Disclosure Of Deposits [line items]
Total	10,276,597	36,054,052
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Total	$ 1,279,640	$ 819,896